UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue
         Suite 620
         Pasadena, CA  91011

13F File Number:  028-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

 /s/ Robert Bender     Pasadena, CA     May 03, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $126,395 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      268     4375 SH       SOLE                        0     4375        0
ACCRETIVE HEALTH INC           COM              00438V103     1363    68259 SH       SOLE                        0    68259        0
ALEXION PHARMACEUTICALS INC    COM              015351109     3691    39746 SH       SOLE                        0    39746        0
AMAZON COM INC                 COM              023135106     1973     9745 SH       SOLE                        0     9745        0
AMERICAN PUBLIC EDUCATION IN   COM              02913V103     2058    54163 SH       SOLE                        0    54163        0
APPLE INC                      COM              037833100    15755    26278 SH       SOLE                        0    26278        0
ARCOS DORADOS HOLDINGS INC     SHS CLASS -A -   G0457F107     1776    98160 SH       SOLE                        0    98160        0
AT&T INC                       COM              00206R102      237     7560 SH       SOLE                        0     7560        0
BAIDU INC                      SPON ADR REP A   056752108     2196    15067 SH       SOLE                        0    15067        0
BJS RESTAURANTS INC            COM              09180C106     4555    90458 SH       SOLE                        0    90458        0
BOEING CO                      COM              097023105      222     2985 SH       SOLE                        0     2985        0
BRISTOL MYERS SQUIBB CO        COM              110122108      269     7975 SH       SOLE                        0     7975        0
BROADCOM CORP                  CL A             111320107     3769    95913 SH       SOLE                        0    95913        0
CAVIUM NETWORKS INC C          COMMON           14965A101     3550   114730 SH       SOLE                        0   114730        0
CELGENE CORP                   COM              151020104     3985    51407 SH       SOLE                        0    51407        0
CISCO SYS INC                  COM              17275R102     1494    70639 SH       SOLE                        0    70639        0
CLEAN ENERGY FUELS CORP        COM              184499101     2465   115830 SH       SOLE                        0   115830        0
COACH INC                      COM              189754104     5005    64761 SH       SOLE                        0    64761        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     6927    90019 SH       SOLE                        0    90019        0
CREE INC                       COM              225447101     1069    33807 SH       SOLE                        0    33807        0
FIRST SOLAR INC                COM              336433107      379    15116 SH       SOLE                        0    15116        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     2295    60327 SH       SOLE                        0    60327        0
GENTEX CORP                    COM              371901109     1238    50529 SH       SOLE                        0    50529        0
GILEAD SCIENCES INC            COM              375558103     3086    63150 SH       SOLE                        0    63150        0
GOOGLE INC                     CL A             38259P508     4103     6399 SH       SOLE                        0     6399        0
HOME DEPOT INC                 COM              437076102      273     5435 SH       SOLE                        0     5435        0
ILLUMINA INC                   COM              452327109     4526    86035 SH       SOLE                        0    86035        0
INTUITIVE SURGICAL INC         COM NEW          46120E602     9692    17890 SH       SOLE                        0    17890        0
JOHNSON & JOHNSON              COM              478160104      226     3430 SH       SOLE                        0     3430        0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      254     3075 SH       SOLE                        0     3075        0
LULULEMON ATHLETICA INC        COM              550021109     9186   122919 SH       SOLE                        0   122919        0
NETAPP INC                     COM              64110D104     4224    94350 SH       SOLE                        0    94350        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107     2473    90059 SH       SOLE                        0    90059        0
NILE THERAPEUTICS              COMMON           654145101       24    47500 SH       SOLE                        0    47500        0
NORFOLK SOUTHERN CORP          COM              655844108      229     3485 SH       SOLE                        0     3485        0
POWER INTEGRATIONS INC         COM              739276103     2119    57073 SH       SOLE                        0    57073        0
QUALCOMM INC                   COM              747525103     4290    63028 SH       SOLE                        0    63028        0
SOUTHWESTERN ENERGY CO         COM              845467109     1239    40492 SH       SOLE                        0    40492        0
STARBUCKS CORP                 COM              855244109     3120    55817 SH       SOLE                        0    55817        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102     2142    45455 SH       SOLE                        0    45455        0
VERA BRADLEY INC               COM              92335C106     1467    48586 SH       SOLE                        0    48586        0
VMWARE INC                     CL A COM         928563402     7183    63926 SH       SOLE                        0    63926        0